Capital Commitments Capital commitments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Capital commitments [abstract]
Contractual capital commitments	$ 111	$ 87	$ 208